Share-Based Payments - Table (Details)		6 Months Ended
	Jun. 07, 2022 $ / shares	Jun. 30, 2022 kr / shares $ / shares	Jun. 30, 2022 $ / shares	Jun. 30, 2021 kr / shares
Other information
Price per share	$ 2.80
Warrants.
Number of warrants outstanding
Warrants granted as at beginning of period		2,732,618	2,732,618	2,228,076
Warrants exercised		(201,314)	(201,314)
Warrants granted		100,000	100,000	63,809
Warrants forfeited		(5,687)	(5,687)	(7,566)
Warrants cancelled		0	0	(10,404)
Warrants granted as at end of period		2,020,351	2,020,351	1
Warrants exercisable as at end of period		2,625,617	2,625,617	2,273,915
Weighted Average Exercise Price/Share
Warrants granted as at beginning of period (DKK / share) | kr / shares		kr 7.53
Warrants exercised (DKK / share)			$ 0.16
Warrants granted (DKK / share) | (per share)			2.23	kr 1
Warrants forfeited (DKK / share) | (per share)			5.36	1
Warrants cancelled (DKK / share) | kr / shares				kr 1
Warrants granted as at end of period (DKK / share)			1.27
Warrants exercisable as at end of period		kr 0.44	$ 0.44